Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Current assets:
Cash and cash equivalents	$ 116,878	$ 112,719
Restricted cash and cash equivalents and restricted bank time deposits	0	381
Accounts receivable, net of allowance for credit losses of $1.0 million and $1.1 million as of January 31, 2026 and 2025, respectively	122,548	109,374
Contract assets, net of allowance for credit losses of $0.0 million and $1.0 million as of January 31, 2026 and 2025, respectively	3,284	6,941
Inventories	16,414	18,988
Prepaid expenses and other current assets	39,145	37,750
Total current assets	298,269	286,153
Property and equipment, net	29,128	28,316
Operating lease right-of-use assets, net	40,376	35,214
Goodwill	126,605	126,148
Intangible assets, net	4,380	0
Deferred income taxes	6,068	3,094
Other assets	16,240	18,895
Total assets	521,066	497,820
Current liabilities:
Accounts payable	26,915	25,216
Accrued expenses and other current liabilities	94,590	86,694
Contract liabilities	102,538	107,451
Total current liabilities	224,043	219,361
Long-term contract liabilities	21,211	22,868
Deferred income taxes	1,037	1,006
Operating lease liabilities	36,542	29,806
Other liabilities	9,370	7,676
Total liabilities	292,203	280,717
Commitments and Contingencies
Stockholders' equity:
Common stock - $0 par value; Authorized 300,000,000 shares. Issued 75,917,304 and 72,642,930 at January 31, 2026 and January 31, 2025, respectively; Outstanding 73,078,376 and 72,057,202 shares at January 31, 2026 and January 31, 2025, respectively	0	0
Additional paid-in capital	395,374	374,126
Treasury stock, at cost, 2,838,928 and 585,728 shares at January 31, 2026 and January 31, 2025, respectively	(26,712)	(5,276)
Accumulated deficit	(157,281)	(156,643)
Accumulated other comprehensive loss	(4,837)	(14,015)
Total Cognyte Software Ltd. stockholders' equity	206,544	198,192
Noncontrolling interest	22,319	18,911
Total stockholders’ equity	228,863	217,103
Total liabilities and stockholders’ equity	$ 521,066	$ 497,820